Prepaid Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses [line items]
Tax advance of VAT and withholdings taxes	$ 4,000	$ 8,400
Advance payments of taxes	1,600	1,300
Tax credits	4,500	$ 16,500
Loss on sale of tax refund titles included under other non operating expense	10
COLOMBIA
Prepaid expenses [line items]
Return of credits of income in Tax refund titiles	$ 14,800